Ohio National Fund, Inc.

Supplement dated November 28, 2016

to the Prospectus dated May 1, 2016

The following supplements and amends the prospectus dated May 1, 2016:

Risk Managed Balanced Portfolio

Under the section “Management,” information regarding Joseph L. D’Anna is deleted and the following information replaces the corresponding section in its entirety:

Ohio National Investments, Inc. serves as the investment adviser for the Portfolio. Janus serves as sub-adviser to the Balanced Component portion of the Portfolio. Janus portfolio managers Jeremiah Buckley, CFA, Marc Pinto, CFA, Mayur Saigal and Darrell Watters are responsible for the day-to-day management of the Balanced Component’s assets. Jeremiah Buckley and Mayur Saigal have managed the Balanced Component since December 2015 and Marc Pinto and Darrell Watters have managed the Balanced Component since May 2014. AnchorPath serves as sub-adviser to the Risk Management Component. AnchorPath portfolio manager Marshall C. Greenbaum, CFA, is responsible for the day-to-day management of the Risk Management Component and has managed the Risk Management Component since May 2014.

Fund Management

Under the section “Management of Portfolios,” information regarding Joseph L. D’Anna is deleted.

Ohio National Fund, Inc.

Supplement dated November 28, 2016

to the Statement of Additional Information (“SAI”)

dated May 1, 2016

The following supplements and amends the SAI dated May 1, 2016:

Management of the Fund

Under the section “Management of the Fund,” information regarding Catherine E. Gehr is deleted and replaced with the following:

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the Fund to be Overseen by Director	Other Directorships Held by Director During the Past 5 Years
Daniel P. Leming Age 31	Assistant Treasurer	Indefinite; Since March 2016	Manager, Fund Operations and Analysis: ONLIC (February 2016 – present); Sr. Mutual Fund Reporting & Operations Analyst: ONLIC (May 2012 – February 2016); Mutual Fund Reporting & Operations Analyst: ONLIC (September 2008 – May 2012).	NA	NA